Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended
	Mar. 10, 2021	Mar. 09, 2021	Dec. 31, 2020	Jun. 30, 2021	Aug. 31, 2021
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		34,500,000	34,500,000
Initial Public Offering, price per unit		$ 10.00
Initial Public Offering, gross proceeds		$ 345,000,000.0		$ 345,000,000
Initial Public Offering, offering costs		19,600,000
Initial Public Offering, deferred underwriting commissions		$ 12,100,000
Initial Public Offering, private placement gross proceeds				8,900,000
Cash			$ 0	$ 229,410
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution				$ 10.00
Business Combination required completion period after Initial Public Offering			24 months	24 months
Franchise taxes			$ 400	$ 100,450
Repayment of loans from related parties				990,856
Class of warrants or rights warrants issued during the period units			5,333,333
Liquidity and Capital Resources [Member]
Organization Business And Basis Of Presentation [Line Items]
Cash				229,000
Net Working Capital				323,000
Interest income held in Trust account				$ 58,000
Common Class A [Member]
Organization Business And Basis Of Presentation [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, price per public share			$ 10.00	$ 10.00
Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Business Combination, maximum amount of interest to pay dissolution expenses			$ 100,000	$ 100,000
Percentage of aggregate Public Shares restricted from redeem			20.00%	20.00%
Public Shares redeemable amount limit of net tangible assets			$ 5,000,001	$ 5,000,001
Trust Account [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit		$ 10.00
Initial Public Offering, gross proceeds		$ 345,000,000.0
Underwriters Over Allotment [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		4,500,000
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		5,933,333
Initial Public Offering, price per unit		$ 1.50
Initial Public Offering, private placement gross proceeds		$ 8,900,000
IPO [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		34,500,000	30,000,000
Initial Public Offering, price per unit		$ 10.00	$ 10.00
Initial Public Offering, gross proceeds		$ 345,000,000.0
Initial Public Offering, offering costs		19,600,000
Initial Public Offering, deferred underwriting commissions		$ 12,100,000
Over-Allotment Option [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		4,500,000	4,500,000
Initial Public Offering, price per unit		$ 11.50	$ 11.50
Class of warrants or rights warrants issued during the period units			5,933,333
Sponsor [Member]
Organization Business And Basis Of Presentation [Line Items]
Contribution from the sponsor				25,000
Proceeds from notes payable to related party current				200,000
Advances received from related parties				791,000
Repayment of loans from related parties	$ 991,000
Sponsor [Member] | Subsequent Event [Member]
Organization Business And Basis Of Presentation [Line Items]
Advances received from related parties					$ 37,000
Sponsor [Member] | Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from notes payable to related party current			$ 200,000	$ 200,000